SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 – SUBSEQUENT EVENTS There are no significant subsequent events to reported as at the Reporting date.